Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 1,793
2024	1,477
2025	1,057
2026	1,006
After 2026	3,416
Total operating lease payments	8,749
Less: imputed interest	(909)
Total operating lease liabilities	$ 7,840	$ 9,188